Trade Receivables	6 Months Ended
Jun. 30, 2026
Disclosure Of Trade Receivables [Abstract]
Trade Receivables

Note 15. Trade Receivables

	June 30, 2026	December 31, 2025
Trade receivables	97,424	104,817
Less: allowance for expected credit losses	(1,112)	(1,295)
Trade receivables—net	96,312	103,522

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	June 30, 2026	December 31, 2025
EUR	32,190	30,788
GBP	18,676	21,155
USD	17,258	20,116
CNY	14,617	17,956
SEK	2,480	4,430
Other	11,091	9,077
Total	96,312	103,522

The maximum exposure to credit risk on the date of the statement of financial position is the carrying amounts according to the above.